Tangible Fixed Assets and Vessels Under Construction	12 Months Ended
Dec. 31, 2022
Tangible Fixed Assets and Vessels Under Construction
Tangible Fixed Assets and Vessels Under Construction

6. Tangible Fixed Assets and Vessels Under Construction

The movements in tangible fixed assets and vessels under construction are reported in the following table:

		Office
		property
		and other
		tangible	Total tangible	Vessels under
	Vessels	assets	fixed assets	construction
Cost
As of January 1, 2021	6,078,041	33,380	6,111,421	132,839
Additions	16,337	3,839	20,176	483,029
Disposals	(396,271)	—	(396,271)	—
Transfer from vessels under construction	581,952	—	581,952	(581,952)
Fully amortized fixed assets	(14,512)	—	(14,512)	—
As of December 31, 2021	6,265,547	37,219	6,302,766	33,916
Additions	7,924	4,374	12,298	187,160
Disposals	(530,752)	—	(530,752)	—
Fully amortized fixed assets	(2,903)	(371)	(3,274)	—
As of December 31, 2022	5,739,816	41,222	5,781,038	221,076
Accumulated depreciation and impairment loss
As of January 1, 2021	1,076,867	6,045	1,082,912	—
Depreciation	185,035	628	185,663	—
Disposals	(96,818)	—	(96,818)	—
Impairment loss	142,692	—	142,692	10,977
Fully amortized fixed assets	(14,512)	—	(14,512)	—
As of December 31, 2021	1,293,264	6,673	1,299,937	10,977
Depreciation	167,481	679	168,160	—
Disposals	(266,735)	—	(266,735)	—
Impairment loss	68,287	—	68,287	—
Fully amortized fixed assets	(2,903)	(371)	(3,274)	—
As of December 31, 2022	1,259,394	6,981	1,266,375	10,977
Net book value
As of December 31, 2021	4,972,283	30,546	5,002,829	22,939
As of December 31, 2022	4,480,422	34,241	4,514,663	210,099

Vessels with an aggregate carrying amount of $4,480,422 as of December 31, 2022 (December 31, 2021: $4,972,283) have been pledged as collateral under the terms of the Group’s credit facilities (Note 13).

On October 26, 2021, GAS-three Ltd. and GAS-ten Ltd. completed the sale and leaseback of the GasLog Shanghai and the GasLog Salem, respectively, with a wholly-owned subsidiary of CDBL (Note 7).

On February 2, 2022, GasLog entered into an agreement for the sale of the GasLog Chelsea, a 153,600 cbm tri-fuel diesel electric propulsion (“TFDE”) LNG carrier built in 2010 to Gastrade for $265,086, payable in installments, following its conversion to an FSRU expected to be completed by the fourth quarter of 2023. On February 3, 2022, GasLog, through its subsidiary GAS-fifteen Ltd., issued a Final Notice to Proceed to Keppel Shipyard Ltd. (“Keppel”) to convert the GasLog Chelsea, into an FSRU in connection with the Final Investment Decision (“FID”) taken by Gastrade for the construction of a regasification terminal in Alexandroupolis. The proceeds from the sale of the GasLog Chelsea and specifically the amount of $108,632 (including $2,598 of extra proceeds due to variation orders) already received as of December 31, 2022 and the amount of $159,052 to be received in the future were considered as a significant financing component according to IFRS 15 Revenue from Contracts with Customers and are recognized under Other non-current liabilities. Consequently, the Group assessed the interest to be capitalized over time relating to the transaction, and the capitalized amount as of December 31, 2022 was $3,294 and was included in Vessels Under Construction. Following the signing of this agreement, as of March 31, 2022, the vessel was remeasured at the lower of its carrying amount and its recoverable amount (value in use), and a non-cash impairment loss of $19,350 was recorded.

On March 28, 2022, GAS-six Ltd. completed the sale and leaseback of the TFDE vessel GasLog Skagen with a wholly-owned subsidiary of CDBL (Note 7). The carrying amount of the vessel ($160,116) was initially remeasured at the lower of the vessel’s carrying amount and fair value less costs to sell and a non-cash impairment loss of $9,534 was recorded as of March 31, 2022. Subsequently, upon sale, a loss of $577 arising from the sale and leaseback transaction was recorded in the consolidated statement of profit or loss.

In June 2022, GAS-twenty Ltd., the vessel-owning entity of the Steam vessel Methane Shirley Elisabeth, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, with the transaction completed on September 14, 2022. Also, as of June 30, 2022, GasLog Partners was actively pursuing to enter into an agreement for the sale and lease-back of a Steam vessel, the Methane Heather Sally, which was completed on October 31, 2022 (Note 7). All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met as of June 30, 2022 with respect to both vessels. As a result, the carrying amounts of the Methane Shirley Elisabeth ($67,339) and the Methane Heather Sally ($74,123) were remeasured at the lower of their carrying amounts and fair values less costs to sell, resulting in the recognition of an impairment loss of $14,664 and $13,363, respectively, and were reclassified as “Vessels held for sale” (within current assets). During the year ended December 31, 2022, a loss of $166 arising from the sale of the Methane Shirley Elisabeth and a gain of $337 arising from the sale and leaseback transaction of the Methane Heather Sally were recorded in the consolidated statement of profit or loss.

As of December 31, 2022, a number of negative indicators such as the continuous decline of the charter-free market values of the Group’s Steam vessels, as estimated by ship brokers, driven by reduced market expectations of the long-term rates at which the Group could expect to secure term employment for the remaining economic lives of the Steam vessels, combined with potential costs of compliance with environmental regulations applicable from 2023 onwards, continued to influence management’s strategic decisions and prompted the Group to conclude that events and circumstances triggered the existence of potential impairment of Steam vessels, in accordance with the Group’s accounting policy (Note 2), with no impairment indicators identified with respect to the remaining owned and bareboat fleet as of December 31, 2022.

The recoverable amounts (values in use) for two of the three Steam vessels owned by the Partnership and the one Steam vessel owned by GasLog (in the table below) were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $11,376 was recognized in the consolidated statement of profit or loss in the year ended December 31, 2022.

	As of December 31, 2022
Vessel	Impairment loss	Recoverable amount
Methane Jane Elizabeth	(1,412)	65,408
GasLog Athens	(6,932)	64,115
Methane Alison Victoria	(3,032)	64,992
Total	(11,376)	194,515

As of December 31, 2022, the most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average long-term re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $35 per day ($35 per day as of December 31, 2021). Increasing/decreasing the average re-chartering rate used by $5 per day would (decrease)/increase the impairment loss by $(22,034)/$14,027. The discount rate used for the Steam vessels was 8.4% (7.5% as of December 31, 2021). Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $3,076/($3,078), respectively.

On October 11, 2016, GasLog LNG Services Ltd. entered into an arrangement whereby it would have access to all long lead items (“LLIs”) necessary for the conversion of a GasLog LNG carrier vessel into FSRUs whereby such conversion work would be undertaken by Keppel. GasLog was only obligated to pay for such LLIs if utilized for a GasLog vessel conversion or, if the LLIs had not been utilized in a GasLog vessel conversion within three years from November 2016, the items might be put to GasLog at 85% of the original cost, or GasLog might call for the purchase of such LLIs at 115% of the original cost. On February 7, 2020, GasLog paid $17,625 for the acquisition of such LLIs, following the expiration of the arrangement.

Related to the acquisition of six vessels from a subsidiary of Methane Services Limited (“MSL”) in 2014 and another two vessels in 2015, the Group was committed to purchase depot spares from MSL with an aggregate initial value of $8,000 which were all purchased and paid by June 2020.

In June 2020, GasLog LNG Services Ltd. agreed to sell a low-pressure turbine which was included in Office property and other tangible assets to Egypt LNG Shipping Ltd. to be installed on the Methane Nile Eagle at a price of $2,457. The disposal resulted in a loss of $572.

In August 2018, GAS-thirty three Ltd. entered into a shipbuilding contract with Samsung Heavy Industries Co., Ltd. (“Samsung”) for the construction of one LNG carrier (174,000 cbm). The vessel (the GasLog Galveston) was delivered on January 4, 2021.

In December 2018, GAS-thirty four Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Wellington) was delivered on June 15, 2021.

In December 2018, GAS-thirty five Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Winchester) was delivered on August 24, 2021.

Vessels under construction

As of December 31, 2022, GasLog has the following newbuildings on order at Daewoo Shipbuilding and Marine Engineering Co., Ltd. (“DSME”):

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(cbm)
Hull No. 2532	November 2021	Q3 2024	174,000
Hull No. 2533	November 2021	Q3 2024	174,000
Hull No. 2534	November 2021	Q3 2025	174,000
Hull No. 2535	November 2021	Q4 2025	174,000

Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures. As of December 31, 2022, the Group has paid to the shipyard $179,314 for the vessels that are under construction and expects to pay the remaining installments as they come due upon each vessel’s keel laying, launching and delivery or achievement of other agreed milestones (Note 23(a)).

The vessels under construction costs as of December 31, 2021 and 2022 are comprised of:

	As of December 31,
	2021	2022
Progress shipyard installments	—	179,314
Onsite supervision costs	—	1,485
Critical spare parts, equipment and other vessel delivery expenses	22,939	29,300
Total	22,939	210,099